SUBSEQUENT EVENTS (Details Narrative)					12 Months Ended
	May 04, 2024 shares	Apr. 04, 2024 USD ($) d	Mar. 27, 2024 shares	Dec. 26, 2023	Dec. 31, 2023 d shares	Mar. 31, 2024 shares	Mar. 11, 2024 shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Transfer agent to remove restrictive legend, shares | shares					100,000,000	100,000,000		100,000,000
Interest rate					5.00%
Trading days | d					10
Maturity date				Apr. 18, 2024
Consulting Agreements [Member]
Subsequent Event [Line Items]
Common stock, shares issued | shares			6,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible promissory note | $		$ 100,000
Original issue discount percentage		10.00%
Interest rate		10.00%
Conversion ratio		0.55
Trading days | d		20
Maturity date		Oct. 03, 2024
Initial consideration obtained | $		$ 26,000
Original issue discount value | $		2,600
Principal amount | $		$ 28,600
Subsequent Event [Member] | Consulting Agreements [Member]
Subsequent Event [Line Items]
Common stock, shares issued | shares	6,000,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Transfer agent to remove restrictive legend, shares | shares							5,000.000